Expense Example {- Fidelity Freedom Blend 2025 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K Combo Pro-04 - Fidelity Freedom Blend 2025 Fund - Fidelity Freedom Blend 2025 Fund- Class K	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 41
3 years	128
5 years	223
10 years	$ 494